SHARE CAPITAL - Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares
Disclosure of classes of share capital [line items]
Weighted average | $ / shares	$ 2.72	$ 2.72	$ 2.64	$ 2.64	$ 2.61
Weighted average exercise price - Expired | $ / shares		2.35
Exercised (per share) I $ / shares | $ / shares		$ 2.25		$ 1.89
Warrants
Disclosure of classes of share capital [line items]
Bgn	48,645,494	48,645,494	50,703,100	50,703,100
Exercised	(8,059,744)	(8,059,744)	(2,057,606)	(2,057,606)
Expired	(343,250)	(343,250)
End	40,242,500	40,242,500	48,645,494	48,645,494
Price range one [member] | Warrants
Disclosure of classes of share capital [line items]
Bgn	7,782,994	7,782,994	8,790,600	8,790,600
Exercised	(7,439,744)	(7,439,744)	(1,007,606)	(1,007,606)
Expired	(343,250)	(343,250)
End			7,782,994	7,782,994
Exercised (per share) I $ / shares | $ / shares	$ 2.35		$ 2.35
Price range two [member] | Warrants
Disclosure of classes of share capital [line items]
Bgn	370,000	370,000	570,000	570,000
Exercised	(370,000)	(370,000)	(200,000)	(200,000)
End			370,000	370,000
Exercised (per share) I $ / shares | $ / shares	$ 0.62		$ 0.62
Price range three [member] | Warrants
Disclosure of classes of share capital [line items]
Bgn	4,992,500	4,992,500	5,842,500	5,842,500
Exercised	(250,000)	(250,000)	(850,000)	(850,000)
End	4,742,500	4,742,500	4,992,500	4,992,500
Exercised (per share) I $ / shares | $ / shares	$ 1.65		$ 1.65
Price range four [member] | Warrants
Disclosure of classes of share capital [line items]
Bgn	3,000,000	3,000,000	3,000,000	3,000,000
End	3,000,000	3,000,000	3,000,000	3,000,000
Exercised (per share) I $ / shares | $ / shares	$ 1.40		$ 1.40
Price range five [member] | Warrants
Disclosure of classes of share capital [line items]
Bgn	32,500,000	32,500,000	32,500,000	32,500,000
End	32,500,000	32,500,000	32,500,000	32,500,000
Exercised (per share) I $ / shares | $ / shares	$ 3.00		$ 3.00